Cover Page	May 08, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 03, 2025
Entity Registrant Name	Joint Corp.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36724
Entity Tax Identification Number	90-0544160
Entity Address, Address Line One	16767 N. Perimeter Drive
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85260
City Area Code	480
Local Phone Number	245-5960
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001
Trading Symbol	JYNT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001612630
Amendment Flag	false